Earnings Per Share - Schedule of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Numerator (basic):
Net income	$ 7,761		$ 14,880		$ 13,147		$ 31,832		$ 14,762
Less net income allocated to participating securities	(2,366)		(11,583)		(9,926)		(25,312)		(12,241)
Net income attributable to common stock	5,395		3,297		3,221		6,520		2,521
Denominator (basic):
Weighted average common stock outstanding	42,914,458		10,834,724		12,353,047		9,805,384		7,842,682
Basic EPS	$ 0.13		$ 0.30		$ 0.26		$ 0.66		$ 0.32
Numerator (diluted):
Net income	7,761		14,880		13,147		31,832		14,762
Less net income allocated to participating securities	(2,253)		(10,699)		(9,303)		(23,974)		(11,666)
Net income attributable to common stock	$ 5,508		$ 4,181		$ 3,844		$ 7,858		$ 3,096
Denominator (diluted):
Weighted average common stock outstanding	42,914,458		10,834,724		12,353,047		9,805,384		7,842,682
Add dilutive stock options and awards (RSUs) outstanding	3,114,000	[1]	4,040,000	[1]	3,379,000	[1]	2,671,000	[1]	2,261,000	[1]
Net weighted average common stock outstanding	46,028,300		14,874,720		15,731,807		12,476,091		10,103,979
Diluted EPS	$ 0.12		$ 0.28		$ 0.24		$ 0.63		$ 0.31
Scenario, Previously Reported [Member]
Denominator (basic):
Basic EPS			$ 0.3
Denominator (diluted):
Diluted EPS			$ 0.28
Equity Option
Denominator (diluted):
Stock options	827,000		1,655,000		1,389,000		2,947,000		4,120,000

[1]	Diluted EPS includes any dilutive impact of stock options and restricted stock units. The shares included in the following table were not included in the computation of diluted earnings per share because the effect was antidilutive. However, these shares may be dilutive potential common shares in the future. Year Ended December 31, Six Months Ended June 30, 2011 2012 2013 2013 2014 (in thousands) Stock options 4,120 2,947 1,389 1,655 827